EQUITY METHOD INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			14 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 17, 2011 Beijing Yesway Information Technology Co., Ltd item	Dec. 31, 2013 Beijing Yesway Information Technology Co., Ltd	Dec. 31, 2012 Beijing Yesway Information Technology Co., Ltd	Dec. 31, 2011 Beijing Yesway Information Technology Co., Ltd	Feb. 17, 2011 Beijing Yesway Information Technology Co., Ltd	Jan. 01, 2009 Beijing Yesway Information Technology Co., Ltd	Dec. 31, 2013 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2012 Beijing GoldenTom Information Technology Co. Ltd.	Dec. 31, 2011 Beijing GoldenTom Information Technology Co. Ltd.	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. AutoNavi Software	Oct. 28, 2011 Beijing GoldenTom Information Technology Co. Ltd. TomTom Global	Feb. 20, 2013 Ariadne's Thread Co. Ltd	Dec. 31, 2013 Ariadne's Thread Co. Ltd	Dec. 31, 2012 Ariadne's Thread Co. Ltd	Jan. 17, 2012 Ariadne's Thread Co. Ltd
EQUITY METHOD INVESTMENTS
Total	$ 3,611	$ 4,164			$ 3,165	$ 3,791				$ 0	$ 12					$ 446	$ 361
Ownership interest acquired (as a percent)									22.00%				51.00%	49.00%				20.00%
Cash consideration									4,397									477
Ownership interest (as a percent)					24.21%			24.96%
Ownership interest by a third party (as a percent)															16.00%
Number of shareholders to whom pro rata transfer of shares made for future share based awards to employees				1
Share of the net loss of equity method investee	795	778	653		725	410	425			12	249	247				58	119
Amount of capital contributed		294	688										510	490
Increase in equity method investment due to capital contribution from a third party															$ 129